Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2019	Dec. 31, 2018
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,408,323	$ 2,251,833
Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,766,119	1,645,418
Off-balance sheet commitments	651,181	615,526
Financial assets and off-balance sheet loan commitments	2,417,300	2,260,944
Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,621)	(8,693)
Off-balance sheet commitments	(356)	(418)
Financial assets and off-balance sheet loan commitments	(8,977)	(9,111)
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,021,632	981,696
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,397	72,167
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,214	62,666
Loan and other credit-related commitments | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	629,590	591,683
Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	629,891	592,008
Loan and other credit-related commitments | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(301)	(325)
Loan and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,870	21,700
Loan and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	770	869
Loan and other credit-related commitments | Lifetime expected credit losses | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5	7
Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,982	21,839
Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	818	912
Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5	7
Loan and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(112)	(139)
Loan and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(48)	(43)
Loan and other credit-related commitments | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loan and other credit-related commitments | 12-month expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	606,945	569,107
Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	607,086	569,250
Loan and other credit-related commitments | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(141)	(143)
Financial guarantees | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,235	23,425
Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	21,290	23,518
Financial guarantees | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(55)	(93)
Financial guarantees | Lifetime expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,398	2,305
Financial guarantees | Lifetime expected credit losses | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	178	252
Financial guarantees | Lifetime expected credit losses | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	3
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,423	2,334
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188	297
Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	3
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(25)	(29)
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(10)	(45)
Financial guarantees | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Financial guarantees | 12-month expected credit losses | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,656	20,865
Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,676	20,884
Financial guarantees | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(20)	(19)
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,214	62,666
Debt instruments measured at amortised cost | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,417,300	2,260,944
Debt instruments measured at amortised cost | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,977)	(9,111)
Debt instruments measured at amortised cost | Loans and advances to customers | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,021,632	981,696
Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,030,152	990,321
Debt instruments measured at amortised cost | Loans and advances to customers | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,520)	(8,625)
Debt instruments measured at amortised cost | Loans and advances to banks | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,397	72,167
Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82,413	72,180
Debt instruments measured at amortised cost | Loans and advances to banks | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(16)	(13)
Debt instruments measured at amortised cost | Other financial assets | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	653,469	582,862
Debt instruments measured at amortised cost | Other financial assets | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	653,554	582,917
Debt instruments measured at amortised cost | Other financial assets | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(85)	(55)
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	74,470	61,987
Debt instruments measured at amortised cost | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,048	87,939
Debt instruments measured at amortised cost | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,165	14,358
Debt instruments measured at amortised cost | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	335	334
Debt instruments measured at amortised cost | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,211)	(2,284)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,070)	(5,157)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(160)	(194)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59,235	59,678
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,041	7,976
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	165	130
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,297	61,786
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,010	13,023
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	325	324
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,062)	(2,108)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,969)	(5,047)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(160)	(194)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	454	305
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	456	307
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,880	1,667
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	106	104
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,890	1,673
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	149	126
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	0
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(6)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(43)	(22)
Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,314,752	2,158,313
Debt instruments measured at amortised cost | 12-month expected credit losses | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,536)	(1,476)
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	954,191	913,912
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	955,520	915,188
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,329)	(1,276)
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,943	71,862
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,957	71,873
Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14)	(11)
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	651,481	581,091
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	651,513	581,118
Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(32)	(27)
Debt instruments at FVOCI | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	339,768	341,782
Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	339,842	341,866
Debt instruments at FVOCI | Allowance for ECL | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(74)	(84)
Debt instruments at FVOCI | Debt securities | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,035	343,110
Debt instruments at FVOCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(74)	(84)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	984	749
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	7
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,018	799
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	8
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(34)	(50)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(1)
Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	338,599	341,022
Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	338,639	341,055
Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Allowance for ECL | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(40)	(33)
Strong | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	1,568,485	1,443,566
Strong | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	399,958	373,302
Strong | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	859	705
Strong | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	399,099	372,597
Strong | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,967	9,716
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	48	134
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Strong | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,919	9,582
Strong | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	508,002	485,451
Strong | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,050	60,249
Strong | Debt instruments measured at amortised cost | Other financial assets | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	580,508	514,848
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,562	1,544
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66	50
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	293	323
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	506,440	483,907
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,984	60,199
Strong | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	580,215	514,525
Strong | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	314,771	319,632
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	9
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	314,678	319,623
Good | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	454,363	440,770
Good | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	139,417	137,076
Good | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,714	4,856
Good | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	133,703	132,220
Good | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,524	7,400
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	396	521
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Good | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,128	6,879
Good | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	254,635	244,199
Good | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,970	7,371
Good | Debt instruments measured at amortised cost | Other financial assets | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,817	44,724
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,619	10,356
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	121
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	551	385
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	244,016	233,843
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,959	7,250
Good | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,266	44,339
Good | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,473	12,454
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333	96
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Good | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,140	12,358
Satisfactory | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	356,485	338,908
Satisfactory | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,060	75,478
Satisfactory | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	11,961	12,021
Satisfactory | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	73,099	63,457
Satisfactory | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,872	5,505
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,490	1,241
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Satisfactory | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,382	4,264
Satisfactory | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	236,389	230,357
Satisfactory | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,379	4,549
Satisfactory | Debt instruments measured at amortised cost | Other financial assets | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,785	23,019
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,726	38,506
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	377	136
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	884	835
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	199,663	191,851
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,002	4,413
Satisfactory | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,901	22,184
Satisfactory | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,140	7,210
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319	354
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Satisfactory | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,821	6,856
Sub-standard | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	23,487	23,034
Sub-standard | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,633	5,233
Sub-standard | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,448	4,257
Sub-standard | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,185	976
Sub-standard | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	736	597
Sub-standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	489	438
Sub-standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Sub-standard | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	247	159
Sub-standard | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,811	16,993
Sub-standard | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	11
Sub-standard | Debt instruments measured at amortised cost | Other financial assets | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	293	200
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,390	11,380
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20	26
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	162	130
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,401	5,587
Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	11
Sub-standard | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	131	70
Sub-standard | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273	2,558
Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	273	340
Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Sub-standard | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	2,218
Credit impaired | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	14,480	14,666
Credit impaired | Loan and other credit-related commitments | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	823	919
Credit impaired | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	818	912
Credit impaired | Loan and other credit-related commitments | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5	7
Credit impaired | Loan and other credit-related commitments | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Financial guarantees | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	191	300
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188	297
Credit impaired | Financial guarantees | Lifetime expected credit losses | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	3
Credit impaired | Financial guarantees | 12-month expected credit losses | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,315	13,321
Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Other financial assets | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	151	126
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,010	13,023
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	305	298
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	149	126
Credit impaired | Debt instruments measured at amortised cost | Lifetime expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2	0
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to customers | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Loans and advances to banks | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments measured at amortised cost | 12-month expected credit losses | Other financial assets | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments at FVOCI | Gross carrying/notional amount | IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	185	12
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments credit-impaired after purchase or origination
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	184	8
Credit impaired | Debt instruments at FVOCI | Lifetime expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
Credit impaired | Debt instruments at FVOCI | 12-month expected credit losses | Debt securities | Gross carrying/notional amount | IFRS 9 | Financial instruments not credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0